UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $6,008,560 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    39080  1505973 SH       SOLE                  1505973        0        0
AMERICAN TOWER CORP            CL A             029912201   247430  4728270 SH       SOLE                  4728270        0        0
APPLE INC                      COM              037833100   356966  1063442 SH       SOLE                  1063442        0        0
BLACKROCK INC                  COM              09247X101   261505  1363354 SH       SOLE                  1363354        0        0
CHINA YUCHAI INTL LTD          COM              G21082105    11649   552100 SH       SOLE                   552100        0        0
CIGNA CORP                     COM              125509109   431811  8396087 SH       SOLE                  8396087        0        0
DANA HLDG CORP                 COM              235825205   144851  7915338 SH       SOLE                  7915338        0        0
GENON ENERGY INC               COM              37244E107   112792 29220789 SH       SOLE                 29220789        0        0
GIANT INTERACTIVE GROUP INC    ADR              374511103    10527  1430339 SH       SOLE                  1430339        0        0
GOOGLE INC                     CL A             38259P508   156554   309164 SH       SOLE                   309164        0        0
HEWLETT PACKARD CO             COM              428236103     3334    91600 SH       SOLE                    91600        0        0
HOLOGIC INC                    COM              436440101    47142  2337218 SH       SOLE                  2337218        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     6003   157800 SH       SOLE                   157800        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     9084   211500 SH  PUT  SOLE                   211500        0        0
ISTAR FINL INC                 DEBT 10/0        45031UBF7    38986 43000000 PRN      SOLE                        0        0 43000000
JPMORGAN CHASE & CO            COM              46625H100    34144   834000 SH       SOLE                   834000        0        0
MARATHON OIL CORP              COM              565849106   143247  2719187 SH       SOLE                  2719187        0        0
MCKESSON CORP                  COM              58155Q103    94705  1132162 SH       SOLE                  1132162        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   199708  3533399 SH       SOLE                  3533399        0        0
METLIFE INC                    COM              59156R108   205880  4692964 SH       SOLE                  4692964        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    50903  1672800 SH       SOLE                  1672800        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   387785  6868311 SH       SOLE                  6868311        0        0
PENN WEST PETE LTD NEW         COM              707887105    11063   479320 SH       SOLE                   479320        0        0
PENNEY J C INC                 COM              708160106    61312  1775100 SH       SOLE                  1775100        0        0
PRUDENTIAL FINL INC            COM              744320102   203330  3197518 SH       SOLE                  3197518        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    36482  1941551 SH       SOLE                  1941551        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103  1658863 12570000 SH  PUT  SOLE                 12570000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   120550  2500000 SH  CALL SOLE                  2500000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   235555  4885010 SH       SOLE                  4885010        0        0
THERAVANCE INC                 COM              88338T104    41241  1856860 SH       SOLE                  1856860        0        0
VERISIGN INC                   COM              92343E102   150476  4497204 SH       SOLE                  4497204        0        0
VISTEON CORP                   COM NEW          92839U206    36246   529832 SH       SOLE                   529832        0        0
WELLPOINT INC                  COM              94973V107   312709  3969901 SH       SOLE                  3969901        0        0
YAHOO INC                      COM              984332106    97319  6470676 SH       SOLE                  6470676        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    49328  1094951 SH       SOLE                  1094951        0        0